Significant Accounting Policies (Checks the Outstanding Accounts Payable but not yet Presented for Payment and Recorded) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Accounts Payable [Line Items]
Accounts payable for checks outstanding	$ 35	$ 30
Virginia Electric and Power Company
Accounts Payable [Line Items]
Accounts payable for checks outstanding	16	17
Dominion Energy Gas Holdings, LLC
Accounts Payable [Line Items]
Accounts payable for checks outstanding	$ 7	$ 6